Financial instruments - Fair values and risk management - Aging of trade and other receivables (Details) - Credit risk - Loans and receivables - Trade and other receivables - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 308,987	$ 283,465
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	246,422	240,534
Past due 0-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35,036	19,463
Past due 31-365 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,020	20,169
More than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 6,509	$ 3,299